PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid and Other Current Assets, Net
Amount due from Xihua Group		¥ 49,800	¥ 49,800
Receivable from Zhenjiang operating rights		35,000	35,000
Value added tax refundable			5,165
Prepaid input value-added tax		4,682	8,631
Due from former owners		2,848	5,743
Staff advances		6,578	7,885
Rental deposits		4,257	3,522
Prepaid professional services fees		5,278	5,053
Loans to third party		9,000
Other prepaid rentals			7,443
Others		20,192	16,182
Total before allowance for doubtful accounts		137,635	144,424
Less: allowance for doubtful accounts		(4,339)	(9,654)
Total	$ 19,147	¥ 133,296	¥ 134,770